Price Risk Management Assets And Liabilities (Outstanding Commodity-Related Derivatives) (Details)	Dec. 31, 2012 MMbtu	Dec. 31, 2011 MMbtu
Mark-To-Market Derivatives [Member] | Power - Futures [Member] | ETP [Member]
Notional Volume	(1,509,300)	0
Maturity	2013
Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Swing Swaps IFERC (MMBtu) [Member] | ETP [Member]
Notional Volume	(83,292,500)	92,370,000
Maturity	2013
Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | ETP [Member]
Notional Volume	27,077,500	797,500
Maturity	2013	2012
Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Notional Volume	8,395,000
Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Forward Physical Contracts (MMBtu) [Member] | ETP [Member]
Notional Volume	11,689,855	(10,672,028)
Maturity		2012
Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Options - Calls (MMBtu) [Member] | ETP [Member]
Notional Volume	0	0
Maturity	2013
Mark-To-Market Derivatives [Member] | NGL [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(30,000)
Maturity	2013
Mark-To-Market Derivatives [Member] | Refined Products [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(666,000)
Maturity	2013
Mark-To-Market Derivatives [Member] | Power - Forward Swaps [Member] | Forwards (Thousand Megawatt) [Member] | ETP [Member]
Notional Volume	19,650	0
Maturity	2013
Mark-To-Market Derivatives [Member] | Power - Option - Calls [Member] | ETP [Member]
Notional Volume	1,656,400	0
Maturity	2013
Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | ETP [Member]
Notional Volume	0	38,766,000
Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Notional Volume	3,318,000
Mark-To-Market Derivatives [Member] | Natural Gas Liquids [Member] | Forwards/Swaps | Regency [Member]
Notional Volume	243,000
Mark-To-Market Derivatives [Member] | Natural Gas Liquids [Member] | Options — Puts | Regency [Member]
Notional Volume	0	110,000
Maturity		2012
Mark-To-Market Derivatives [Member] | WTI Crude Oil [Member] | Forwards/Swaps | Regency [Member]
Notional Volume	356,000
Fair Value Hedging Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	(18,655,000)	(28,752,500)
Maturity	2013	2012
Fair Value Hedging Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | ETP [Member]
Notional Volume	(44,272,500)	(45,822,500)
Maturity	2013	2012
Fair Value Hedging Derivatives [Member] | Natural Gas [Member] | Hedged Item - Inventory (MMBtu) [Member] | ETP [Member]
Notional Volume	44,272,500	45,822,500
Maturity	2013	2012
Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | ETP [Member]
Notional Volume	(8,212,500)	0
Maturity	2013
Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Notional Volume		2,198,000
Maturity		2012
Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Options - Puts (MMBtu) [Member] | ETP [Member]
Notional Volume	0	3,600,000
Maturity		2012
Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Options - Calls (MMBtu) [Member] | ETP [Member]
Notional Volume	0	(3,600,000)
Maturity		2012
Cash Flow Hedging Derivatives [Member] | NGL [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(930,000)
Maturity	2013
Cash Flow Hedging Derivatives [Member] | Refined Products [Member] | Forwards/Swaps [Member] | ETP [Member]
Notional Volume	(98,000)	0
Maturity	2013
Cash Flow Hedging Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | ETP [Member]
Notional Volume		0
Cash Flow Hedging Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Notional Volume		11,802,000
Maturity	2013
Cash Flow Hedging Derivatives [Member] | Natural Gas Liquids [Member] | Forwards/Swaps | Regency [Member]
Notional Volume		533,000
Cash Flow Hedging Derivatives [Member] | WTI Crude Oil [Member] | Forwards/Swaps | Regency [Member]
Notional Volume		350,000
Maturity	2014
Maximum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Swing Swaps IFERC (MMBtu) [Member] | ETP [Member]
Maturity		2013
Maximum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Maturity	2014
Maximum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Forward Physical Contracts (MMBtu) [Member] | ETP [Member]
Maturity	2014
Maximum [Member] | Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | ETP [Member]
Maturity		2013
Maximum [Member] | Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Maturity	2014
Maximum [Member] | Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Maturity		2013
Maximum [Member] | Cash Flow Hedging Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Maturity		2013
Maximum [Member] | Cash Flow Hedging Derivatives [Member] | WTI Crude Oil [Member] | Forwards/Swaps | Regency [Member]
Maturity		2014
Minimum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Swing Swaps IFERC (MMBtu) [Member] | ETP [Member]
Maturity		2012
Minimum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Maturity	2013
Minimum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Forward Physical Contracts (MMBtu) [Member] | ETP [Member]
Maturity	2013
Minimum [Member] | Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | ETP [Member]
Maturity		2012
Minimum [Member] | Mark-To-Market Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Maturity	2013
Minimum [Member] | Cash Flow Hedging Derivatives [Member] | Natural Gas [Member] | Fixed Swaps/Futures (MMBtu) [Member] | Regency [Member]
Maturity		2012
Minimum [Member] | Cash Flow Hedging Derivatives [Member] | Propane [Member] | Forwards/Swaps (Gallons) [Member] | Regency [Member]
Maturity		2012
Minimum [Member] | Cash Flow Hedging Derivatives [Member] | WTI Crude Oil [Member] | Forwards/Swaps | Regency [Member]
Maturity		2012
Trading [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	(30,980,000)	(151,260,000)
Trading [Member] | Maximum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity	2014	2013
Trading [Member] | Minimum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity	2013	2012
Non Trading [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Notional Volume	150,000	(61,420,000)
Maturity	2013
Non Trading [Member] | Maximum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity		2013
Non Trading [Member] | Minimum [Member] | Mark-To-Market Derivatives [Member] | Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member] | ETP [Member]
Maturity		2012